UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2013

Date of reporting period:  June 30, 2013

Item 1. Reports to Stockholders.

AC ONE China Fund

Investor Class – acocx
Institutional Class – acoix

Annual Report

June 30, 2013

AC ONE CHINA FUND

July 22, 2013

Dear Fellow Shareholders,

As June 30, 2013 marked the end of AC ONE China Fund’s first fiscal year of operations, we are pleased to offer this review and update of our progress.

Over the eleven full months the Fund has operated through June 30, 2013, the AC ONE China Fund Institutional Class returned 12.80% vs. 7.93% for Hong Kong’s Hang Seng Index and 6.33% for the MSCI China Index.  As over 85% of the Fund’s holdings are listed in Hong Kong and the remaining holdings, while ADRs, are also listed in Hong Kong, we believe the Hang Seng Index is the best index with which to compare your Fund’s performance.  Beyond the Fund’s substantial outperformance of this Index we are equally pleased with the nature of these returns.  During the eleven months of operation, the Hang Seng Index and the MSCI China Index rose during six months and declined during five months.  The Fund’s more conservative posture was evidenced by the fact that during those rising months the Fund trailed the Index by an average of just 0.34%, but in declining months the Fund outperformed this same Index by an average of 1.77%.  We would also note that the Fund gained during seven months and declined during four months.

From inception, the Fund has emphasized the market opportunities offered by the growing Chinese middle class.  At the end of our most recent quarter, the Fund held approximately 37% of assets in the consumer staple and discretionary sectors versus the Index’s 23.5% as defined by GICS.  Conversely, the Fund underweighted the financial sector, with holdings of less than 16% versus nearly 25% for the Index and underweighted the materials sector with holdings of less than 1% versus nearly 8% for the Index.  Lastly, the Fund allocated 0% into the speculative real-estate sector.  In our earlier semi-annual report, discussing returns to December 31, 2012, we wrote, “the Fund’s managers believe … lower volatility derived from less exposure to the more-cyclical, financial (particularly real estate development-related), export and infrastructure sectors” should produce a better, more consistent return.  The performance numbers discussed above bear out the wisdom of that posture.

Over the past quarter, much has been written about the slowing growth of the Chinese economy.  After years of GDP growth averaging 10%, the first quarter of 2013 slowed to 7.6% and the second quarter slowed to 7.5%.  Some of the more pessimistic analysts predict growth may slow to 5% over the coming few quarters.  We would point out two basic facts about this potential slowdown: firstly these numbers, both past and forward looking, suggest growth anywhere from two to three times faster than other growing economies of the world; and secondly, valuations today are far more compelling than in the heady days of 10% growth.  Over the past five years, price/earnings ratios for Chinese equities as a whole have declined from above thirty to just above ten.  Compared with U.S. equities (as measured by the S&P 500 Index), which presently carry a price/earnings ratio nearing seventeen, we view Chinese equities in general as trading at very reasonable valuations.  Just as the overly exuberant market commentary of the past created an overvaluation some years ago, the present overly pessimistic market psychology is producing valuations that offer good long-term valuations and compelling prospects for the years ahead.

AC ONE CHINA FUND

The managers of the AC ONE China Fund remain gratified by the confidence our shareholders have placed with us and look forward to continued progress in the quarters and years ahead.

Thank you for your interest,

Patrick Pascal
Co-President
AC ONE Asset Management, LLC

Past performance does not guarantee future results.

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Mutual fund investing involves risk.  Principal loss is possible.  The Fund invests in smaller companies, which involve additional risks such as limited liquidity and greater volatility.  The Fund invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods.  These risks are greater for investments in emerging markets.  Because the fund is focused on Chinese companies it is subject to greater risk of adverse events in the country and region.

Fund holdings and sector allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security.

The Hang Seng Index is a freefloat-adjusted market capitalization index designed to measure the equity market in Hong Kong.  You cannot invest directly in an index.

The S&P 500 Index is a stock market index based on the market capitalizations of 500 leading companies publicly traded in the U.S. stock market, as determined by Standard & Poor’s.  You cannot invest directly in an index.

The MSCI China Index tracks the evolving China domestic Equity Market through a combination of the largest securities and a bottom-up sampling approach to index construction for those securities that meet minimum size and liquidity thresholds, with constituents then adjusted for free float.

The Price-to-earnings ratio is a company’s share price divided by its earnings per share (“EPS”), which is expressed as a number or as a multiple of EPS.

GICS is a standardized classification system for equities developed jointly by Morgan Stanley Capital International (MSCI) and Standard & Poor’s.  The GICS methodology is used by the MSCI indexes, which include domestic and international stocks, as well as by a large portion of the professional investment management community.

Diversification does not assure a profit or protect against a loss in a declining market.

The AC ONE China Fund is distributed by Quasar Distributors, LLC.

AC ONE CHINA FUND

Value of $25,000 Investment (Unaudited)

The chart assumes an initial investment of $25,000.  Performance reflects waivers of fee and operating expenses in effect.  In the absence of such waivers, total return would be reduced.  Past performance is not predictive of future performance.  Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost.  Performance assumes the reinvestment of capital gains and income distributions.  The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Rates of Return (%) – As of June 30, 2013

Since Inception(1)
Investor Class – Without Load	12.80%
Investor Class – With Load	6.62%
Institutional Class	12.80%
Hang Seng Index(2)	7.93%

(1)	July 27, 2012.
(2)
The Hang Seng Index is a freefloat-adjusted market capitalization-weighted stock market index in Hong Kong. It is used to record and monitor daily changes of the largest companies of the Hong Kong stock market and is the main indicator of the overall market performance in Hong Kong.

AC ONE CHINA FUND

Expense Example (Unaudited)
June 30, 2013

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions, and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 – June 30, 2013).

ACTUAL EXPENSES

For each class, the first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expense that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

			Expenses Paid
	Beginning Account	Ending Account	During Period
	Value 01/01/2013	Value 06/30/2013	01/01/13 – 06/30/2013(1)
Investor Class Actual(2)	$1,000.00	$ 982.60	$9.59
Investor Class Hypothetical
(5% annual return before Expenses)	$1,000.00	$1,015.12	$9.74

Institutional Class Actual(2)	$1,000.00	$ 980.90	$8.35
Institutional Class Hypothetical
(5% annual return before expenses)	$1,000.00	$1,016.36	$8.50

(1)
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 1.95% and 1.70% for Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half period.

(2)	Based on the actual returns for the six-month period ended June 30, 2013 of -1.74% and -1.91% for the Investor Class and Institutional Class, respectively.

AC ONE CHINA FUND

Sector Allocation (Unaudited)
as of June 30, 2013(1)
(% of Net Assets)

Top Ten Equity Holdings (Unaudited)
as of June 30, 2013(1)
(% of net assets)

Tencent Holdings	6.1%
Ping An Insurance Group, Class H	4.5
Hengan International Group	3.5
Great Wall Motor, Class H	3.0
Tsingtao Brewery, Class H	3.0
Tingyi Holding	3.0
Industrial & Commercial Bank of China, Class H	3.0
Baidu – ADR	2.6
Air China, Class H	2.5
Want Want China Holdings	2.5

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

AC ONE CHINA FUND

Schedule of Investments
June 30, 2013

	Shares	Value
COMMON STOCKS – 95.1%

Consumer Discretionary – 17.6%
Belle International Holdings	116,000	$158,581
Brilliance China Automotive Holdings*	38,000	42,283
Chow Tai Fook Jewellery	98,200	102,038
Geely Automobile Holdings	295,000	126,656
Golden Eagle Retail Group	53,000	70,526
Goodbaby International Holdings	164,000	64,666
Great Wall Motor, Class H	50,000	213,984
Haier Electronics Group	45,000	71,484
Hengdeli Holdings	347,600	78,874
Sa Sa International Holdings	144,000	142,203
Samsonite International	51,200	122,708
Shangri-La Asia	26,000	44,696
		1,238,699
Consumer Staples – 18.1%
Biostime International Holdings	28,500	159,374
China Mengniu Dairy	24,000	85,670
China Resources Enterprise	26,000	81,383
Hengan International Group	22,500	244,465
Sun Art Retail Group	68,500	98,796
Tingyi Holding	82,000	212,825
Tsingtao Brewery, Class H	30,000	213,774
Want Want China Holdings	126,000	176,607
		1,272,894
Energy – 7.3%
Anton Oilfield Services Group	114,000	81,730
China Oilfield Services, Class H	26,000	50,567
China Petroleum & Chemical, Class H	204,200	142,892
CNOOC	70,000	117,244
Kunlun Energy	68,000	120,041
		512,474
Financials – 13.9%
Bank Of China, Class H	214,000	87,668
China Life Insurance, Class H	69,000	160,599
Hong Kong Exchanges & Clearing	2,400	36,047
Industrial & Commercial Bank of China, Class H	332,000	208,075
PICC Property & Casualty, Class H	148,320	166,305
Ping An Insurance Group, Class H	47,500	317,095
		975,789

See Notes to the Financial Statements

AC ONE CHINA FUND

Schedule of Investments – Continued
June 30, 2013

	Shares	Value
Health Care – 4.5%
Shandong Weigao Group Medical Polymer, Class H	90,000	$98,054
Sinopharm Group, Class H	28,400	70,977
Tong Ren Tang Technologies, Class H	32,000	97,557
WuXi PharmaTech Cayman – ADR*	2,200	46,200
		312,788
Industrials – 10.6%
51job – ADR*	600	40,506
Air China, Class H	249,000	178,256
AviChina Industry & Technology, Class H	160,000	82,135
Beijing Capital International Airport, Class H	116,000	75,231
China Everbright International	71,000	54,633
CSR, Class H	281,000	164,199
Orient Overseas International	4,500	28,825
Zhuzhou CSR Times Electric, Class H	49,000	122,726
		746,511
Information Technology – 19.5%
AAC Technologies	9,000	50,494
Baidu – ADR*	1,965	185,751
GCL-Poly Energy Holdings	359,000	76,551
Lenovo Group	192,000	172,819
NetDragon Websoft	55,000	137,151
NetEase – ADR	1,246	78,710
Spreadtrum Communications – ADR	4,329	113,636
Tencent Holdings	11,000	429,520
ZTE, Class H	77,000	122,628
		1,367,260
Materials – 0.6%
Jiangxi Copper, Class H	27,000	45,620

Telecommunication Services – 2.0%
China Mobile	13,500	139,817

Utilities – 1.0%
China Resources Gas Group	26,000	66,878
Total Common Stocks
(Cost $6,485,407)		6,678,730

See Notes to the Financial Statements

AC ONE CHINA FUND

Schedule of Investments – Continued
June 30, 2013

	Shares	Value
SHORT-TERM INVESTMENT – 5.3%
Invesco Treasury Portfolio, 0.09% ^
(Cost $373,108)	373,108	$373,108
Total Investments – 100.4%
(Cost $6,858,515)		7,051,838
Other Assets and Liabilities, Net – (0.4%)		(25,088)
Total Net Assets – 100.0%		$7,026,750

*	Non-income producing security.
^	Variable Rate Security – The rate shown is the current yield as of June 30, 2013.
ADR – American Depositary Receipt

See Notes to the Financial Statements

AC ONE CHINA FUND

Statement of Assets and Liabilities
June 30, 2013

ASSETS:
Investments, at value
(cost $6,858,515)	$7,051,838
Cash	12,901
Dividends & interest receivable	37,852
Prepaid expenses	14,186
Receivable from adviser for expense reimbursements	16,316
Total assets	7,133,093

LIABILITIES:
Payable for investment securities purchased	45,111
Payable to affiliates	34,265
Accrued expenses	26,736
Accrued distribution fees	231
Total liabilities	106,343

NET ASSETS	$7,026,750

NET ASSETS CONSIST OF:
Paid-in capital	$6,709,732
Accumulated undistributed net investment income	24,462
Accumulated undistributed net realized gain on investments	99,315
Net unrealized appreciation on investments and translations of foreign currency	193,241
Net Assets	$7,026,750

	Investor	Institutional
	Class	Class
Net Assets	$314,600	$6,712,150
Shares issued and outstanding(1)	27,901	594,786
Net asset value, redemption price and minimum offering price per share(2)	$11.28	$11.28
Maximum offering price per share ($11.28/0.9450)(3)(4)	$11.94	N/A

(1)	Unlimited shares authorized.
(2)	A redemption fee of 2.00% is assessed against shares redeemed within 60 days of purchase.
(3)	A contingent deferred sales charge (“CDSC”) of 1.00% may be charged on certain shares redeemed within 12 months of purchase on Investor Class shares.
(4)	Reflects a maximum sales charge of 5.50%.

See Notes to the Financial Statements

AC ONE CHINA FUND

Statement of Operations
For the Period Inception Through June 30, 2013(1)

INVESTMENT INCOME:
Interest income	$320
Dividend income	97,862
Less: Foreign taxes withheld	(5,279)
Total investment income	92,903

EXPENSES:
Fund administration & accounting fees	106,860
Investment adviser fees	49,283
Transfer agent fees	46,462
Custody fees	32,313
Federal & state registration fees	28,438
Trustee fees	16,498
Audit fees	15,501
Legal fees	11,249
Compliance fees	11,001
Postage & printing fees	7,501
Other	3,558
Distribution fees – Investor Class	427
Total expenses before reimbursement	329,091
Less: Reimbursement from investment adviser (Note 4)	(261,639)
Net expenses	67,452

NET INVESTMENT INCOME	25,451

REALIZED AND UNREALIZED GAIN ON
INVESTMENTS AND FOREIGN CURRENCY:
Net realized gain on investments, including foreign currency gain (loss)	98,326
Net change in unrealized appreciation on investments and translations of foreign currency	193,241

Net realized and unrealized gain on investments and foreign currency	291,567

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$317,018

(1)Inception date of the Fund was July 27, 2012.

See Notes to the Financial Statements

AC ONE CHINA FUND

Statement of Changes in Net Assets

For The Period
Inception Through
June 30, 2013(1)

OPERATIONS:
Net investment income	$25,451
Net realized gain on investments, including foreign currency gain (loss)	98,326
Net change in unrealized appreciation on investments and translations of foreign currency	193,241
Net increase in net assets resulting from operations	317,018

CAPITAL SHARE TRANSACTIONS:
Investor Class:
Proceeds from shares sold	349,716
Proceeds from reinvestment of distributions	—
Payments for shares redeemed	(33,902)
Redemption fees	1
Increase in net assets from Investor Class transactions	315,815
Institutional Class:
Proceeds from shares sold	6,420,317
Proceeds from reinvestment of distributions	—
Payments for shares redeemed	(26,766)
Redemption fees	366
Increase in net assets from Institutional Class transactions	6,393,917
Net increase in net assets resulting from capital share transactions	6,709,732

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	—
From net realized gains	—
Total distributions to shareholders	—
TOTAL INCREASE IN NET ASSETS	7,026,750

NET ASSETS:
Beginning of period	—
End of period, including accumulated undistributed net investment income of $24,462	$7,026,750

(1)	Inception date of the Fund was July 27, 2012.

See Notes to the Financial Statements

AC ONE CHINA FUND

Financial Highlights

For the Period
Inception through
June 30, 2013(1)

Investor Class

PER SHARE DATA:(2)

Net asset value, beginning of period	$10.00

INVESTMENT OPERATIONS:
Net investment income	0.02
Net realized and unrealized gain on investments and translations of foreign currencies	1.26
Total from investment operations	1.28

LESS DISTRIBUTIONS:
Dividends from net investment income	—
Dividends from net realized gains	—
Total distributions	—
Paid-in capital from redemption fees	— (3)

Net asset value, end of period	$11.28

TOTAL RETURN(4)(5)	12.80%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$315

Ratio of expenses to average net assets:
Before expense reimbursement(6)	8.59%
After expense reimbursement(6)	1.95%

Ratio of net investment income (loss) to average net assets:
Before expense reimbursement(6)	(6.23)%
After expense reimbursement(6)	0.41%

Portfolio turnover rate(5)	15%

(1)	Inception date of the Fund was July 27, 2012.
(2)	For a Fund share outstanding for the entire period.
(3)	Amount per share is less than $0.01.
(4)	Total return does not reflect sales charges.
(5)	Not annualized.
(6)	Annualized.

See Notes to the Financial Statements

AC ONE CHINA FUND

Financial Highlights

For the Period
Inception through
June 30, 2013(1)
Institutional Class

PER SHARE DATA:(2)

Net asset value, beginning of period	$10.00

INVESTMENT OPERATIONS:
Net investment income	0.04
Net realized and unrealized gain on investments and translations of foreign currencies	1.24
Total from investment operations	1.28

LESS DISTRIBUTIONS:
Dividends from net investment income	—
Dividends from net realized gains	—
Total distributions	—
Paid-in capital from redemption fees	— (3)

Net asset value, end of period	$11.28

TOTAL RETURN(4)	12.80%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$6,712

Ratio of expenses to average net assets:
Before expense reimbursement(5)	8.34%
After expense reimbursement(5)	1.70%

Ratio of net investment income (loss) to average net assets:
Before expense reimbursement(5)	(5.98)%
After expense reimbursement(5)	0.66%

Portfolio turnover rate(4)	15%

(1)	Inception date of the Fund was July 27, 2012.
(2)	For a Fund share outstanding for the entire period.
(3)	Amount per share is less than $0.01.
(4)	Not annualized.
(5)	Annualized.

See Notes to the Financial Statements

AC ONE CHINA FUND

Notes to the Financial Statements
June 30, 2013

1.  ORGANIZATION

Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated January 27, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The AC ONE China Fund (the “Fund”) is a diversified series with its own investment objectives and policies within the Trust.  The investment objective of the Fund is capital appreciation and income.  The Fund commenced operations on July 27, 2012. Costs incurred by the Fund in connection with the organization, registration, and the initial public offering of shares were paid by AC ONE Asset Management, LLC (the “Adviser”).  The Fund currently offers two classes, the Investor Class and the Institutional Class. Investor Class shares are subject to a 0.25% distribution fee. Each class of shares has identical rights and privileges except with respect to distribution fees and voting rights on matters affecting a single share class.  The Fund may issue an unlimited number of shares of beneficial interest, with no par value.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes – The Fund complies with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund.  Therefore, no federal income or excise tax provision is required.  As of and during the period ended June 30, 2013, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the period ended June 30, 2013, the Fund did not have liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations.  During the period ended June 30, 2013, the Fund did not incur any interest or penalties.  The Fund is subject to examination by U.S. taxing authorities for the tax periods since the commencement of operations.

Security Transactions and Investment Income – The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations.  Discounts and premiums on securities purchased are amortized over the expected life of the respective securities.

Dividends and Distributions – The Fund distributes substantially all net investment income, if any, and net realized capital gains, if any, annually.  Distributions to shareholders are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.  For the period ended June 30, 2013, the Fund increased accumulated net realized gain by $989 and decreased accumulated undistributed net investment income by $989.

AC ONE CHINA FUND

Notes to the Financial Statements – Continued
June 30, 2013

Foreign Currency – Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund.  Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. 12b-1 fees are expensed at 0.25% of average daily net assets of Investor Class shares.  Expenses associated with a specific fund in the Trust are charged to that fund.  Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

3.  SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

AC ONE CHINA FUND

Notes to the Financial Statements – Continued
June 30, 2013

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.  The Fund’s investments are carried at fair value.

Equity Securities – Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and ask prices.  Securities traded primarily in the Nasdaq Global Market System for which market quotations are readily available shall be valued using the Nasdaq Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

In the case of foreign securities, the occurrence of certain events after the close of foreign markets, but prior to the time the Fund’s Net Asset Value (“NAV”) is calculated (such as a significant surge or decline in the U.S. or other markets) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. If such events occur, the Fund will value foreign securities at fair value, taking into account such events in calculating the NAV and these securities are categorized in Level 2 of the fair value hierarchy.  In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating the Fund’s NAV in advance of the time the NAV is calculated.

Investment Companies – Investments in other mutual funds, including money market funds, are valued at their net asset value per share and are categorized in Level 1 of the fair value hierarchy.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  There can be no assurance that the Fund could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Fund determines their net asset values per share.  The Board of Trustees has established a Valuation Committee to administer, implement, and oversee the fair valuation process, and to make fair value decisions when necessary.  The Board of Trustees regularly reviews reports that describe any fair value determinations and methods.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of June 30, 2013:

	Level 1	Level 2	Level 3	Total
Common Stocks	$464,803	$6,213,927	$—	$6,678,730
Short-Term Investment	373,108	—	—	373,108
Total Investments in Securities	$837,911	$6,213,927	$—	$7,051,838

Transfers between levels are recognized at the end of the reporting period.  During the period ended June 30, 2013, the Fund recognized no transfers to/from Level 1 or Level 2.  The Fund did not invest in any Level 3 investments during the period.  Refer to the Schedule of Investments for further information on the classification of investments.

AC ONE CHINA FUND

Notes to the Financial Statements – Continued
June 30, 2013

4.  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has an agreement with the Adviser to furnish investment advisory services to the Fund.  Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 1.25% of the Fund’s average daily net assets.

The Fund’s Adviser has contractually agreed to waive a portion or all of its management fees and/or reimburse the Fund for its expenses to ensure that total annual operating expenses (excluding acquired fund fees and expenses, interest, taxes, brokerage commissions and extraordinary expenses) for the Fund do not exceed 1.95% and 1.70% of average daily net assets of the Fund’s Investor Class and Institutional Class, respectively, subject to possible recoupment from the Fund within three years after the fees have been waived or reimbursed.  Expenses waived and/or reimbursed by the Adviser may be recouped by the Adviser if such recoupment can be achieved within the foregoing expense limits.  The Operating Expense Limitation Agreement will be in effect through at least May 31, 2014. Waived and/or reimbursed fees and expenses subject to potential recovery by year of expiration are as follows:

Expiration	Amount
6/30/2016	$261,639

U.S. Bancorp Fund Services, LLC (“USBFS” or the “Administrator”) acts as the Fund’s Administrator.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and serves as the fund accountant.  For the period ended June 30, 2013, the Fund incurred $106,860 in fund administration and accounting fees.

USBFS also serves as the transfer agent to the Fund.  For the period ended June 30, 2013, the Fund incurred $34,550 in transfer agent fees (excluding transfer agency out-of-pocket expenses).  U.S. Bank N.A., an affiliate of USBFS, serves as the Fund’s custodian.  For the period ended June 30, 2013, the Fund incurred $32,313 in custody fees.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  The Distributor is an affiliate of the Administrator.

The officers of the Trust are employees of the Administrator.  A Trustee of the Trust is an officer of the Administrator and an interested person of the Distributor.

The Trust’s Chief Compliance Officer is also an employee of USBFS.  For the period ended June 30, 2013 the Fund incurred $11,001 in compliance fees.

5.  DISTRIBUTION COSTS

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) in the Investor Class only.  The Plan permits the Fund to pay for distribution and related expenses at an annual rate of 0.25% of the Investor Class average daily net assets.  The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Fund.  Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.  For the period ended June 30, 2013, the Investor Class incurred expenses of $427 pursuant to the Plan.

AC ONE CHINA FUND

Notes to the Financial Statements – Continued
June 30, 2013

6.  CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Fund were as follows:

For The Period Ended
June 30, 2013
Investor Class:
Shares sold	30,917
Shares issued to holders in reinvestment of dividends	—
Shares redeemed	(3,016)
Net increase in Investor Class shares	27,901

Institutional Class:
Shares sold	597,132
Shares issued to holders in reinvestment of dividends	—
Shares redeemed	(2,346)
Net increase in Institutional Class shares	594,786
Net increase in shares outstanding	622,687

7.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments, by the Fund for the period ended June 30, 2013, were as follows:

	Purchases	Sales
U.S. Government	$—	$—
Other	$6,944,434	$558,340

8.  INCOME TAX INFORMATION

The aggregate gross unrealized appreciation and depreciation of securities held by the Fund and the total cost of securities for federal income tax purposes at June 30, 2013, were as follows:

Aggregate Gross	Aggregate Gross		Federal Income
Appreciation	Depreciation	Net	Tax Cost
$616,781	$(500,754)	$116,027	$6,935,811

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the differences in tax treatment of passive foreign investment companies.

At June 30, 2013, the most recently completed fiscal year end, components of accumulated earnings (deficit) on a tax-basis were as follows:

Undistributed	Undistributed	Other		Total
Ordinary	Long-Term	Accumulated	Unrealized	Accumulated
Income	Capital Gains	Losses	Appreciation	Earnings
$201,073	$—	$(82)	$116,027	$317,018

As of June 30, 2013, the Fund had no capital loss carryovers.

There were no distributions made by the Fund for the period ended June 30, 2013.

AC ONE CHINA FUND

Notes to the Financial Statements – Continued
June 30, 2013

9.  CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of June 30, 2013, J.P. Morgan Clearing Corp., for the benefit of its customers, owned 82.4% of the outstanding shares of the Investor Class, and SEI Private Trust, Co., for the benefit of its customers, owned 48.3% of the outstanding shares of the Institutional Class.

AC ONE CHINA FUND

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
AC ONE China Fund
(a series of Managed Portfolio Series)

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of AC ONE China Fund (the “Fund”), a series of Managed Portfolio Series, as of June 30, 2013, and the related statements of operations and changes in net assets, and the financial highlights for the period July 27, 2012 (commencement of operations) through June 30, 2013.  These financial statements and financial highlights are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of June 30, 2013, by correspondence with the custodian and brokers.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AC ONE China Fund as of June 30, 2013, the results of its operations, changes in its net assets, and the financial highlights for the period July 27, 2012 (commencement of operations) through June 30, 2013, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.

Cleveland, Ohio
August 28, 2013

AC ONE CHINA FUND

Additional Information (Unaudited)
June 30, 2013

TRUSTEES AND OFFICERS

			Number of		Other
			Portfolios		Directorships
	Position(s)	Term of Office	in Trust		Held by Trustee
	Held with	and Length of	Overseen	Principal Occupation(s)	During the
Name, Address and Age	the Trust	Time Served	by Trustee	During the Past Five Years	Past Five Years

Independent Trustees

Roel C. Campos, Esq.	Trustee	Indefinite Term;	16	Partner, Locke Lord LLP	Director,
615 E. Michigan St.		Since		(a law firm) (2011-Present);	WellCare Health
Milwaukee, WI 53202		April 2011		Partner, Cooley LLP	Plans, Inc.
Age: 64				(a law firm) (2007-2011);	(2013-Present);
				Commissioner, U.S. Securities	Director,
				and Exchange Commission	Regional
				(2002-2007).	Management
Corp.
(2012-Present).

David A. Massart	Trustee	Indefinite Term;	16	Co-Founder and Chief	Independent
615 E. Michigan St.		Since		Investment Strategist, Next	Trustee, ETF
Milwaukee, WI 53202		April 2011		Generation Wealth	Series Solutions
Age: 46				Management, Inc.	(1 Portfolio)
				(2005-Present).	(2012-Present).

Leonard M. Rush, CPA	Trustee	Indefinite Term;	16	Chief Financial Officer,	Anchor Bancorp
615 E. Michigan St.		Since		Robert W. Baird & Co.	Wisconsin, Inc.
Milwaukee, WI 53202		April 2011		Incorporated, (2000-2011).	(2011-Present);
Age: 67					Independent
Trustee, ETF
Series Solutions
(1 Portfolio)
(2012-Present).

David M. Swanson	Trustee	Indefinite Term;	16	Founder and Managing	Independent
615 E. Michigan St.		Since		Principal, SwanDog Strategic	Trustee,
Milwaukee, WI 53202		April 2011		Marketing, LLC (2006-Present);	Financial
Age: 56				Executive Vice President,	Investors
				Calamos Investments	Variable
				(2004-2006).	Insurance Trust
(5 Portfolios)
(2006-Present).
Interested Trustee

Robert J. Kern*	Chairman,	Indefinite Term;	16	Executive Vice President, U.S.	None
615 E. Michigan St.	and Trustee	Since		Bancorp Fund Services, LLC
Milwaukee, WI 53202		January 2011		(1994-Present).
Age: 54

AC ONE CHINA FUND

Additional Information (Unaudited) – Continued
June 30, 2013

			Number of		Other
			Portfolios		Directorships
	Position(s)	Term of Office	in Trust		Held by Trustee
	Held with	and Length of	Overseen	Principal Occupation(s)	During the
Name, Address and Age	the Trust	Time Served	by Trustee	During the Past Five Years	Past Five Years

Officers

James R. Arnold	President	Indefinite Term;	N/A	Senior Vice President, U.S.	N/A
615 E. Michigan St.	and	Since		Bancorp Fund Services, LLC
Milwaukee, WI	Principal	January 2011		(2002-Present).
53202	Executive
Age: 56	Officer

Deborah Ward	Vice	Indefinite Term;	N/A	Vice President, U.S. Bancorp	N/A
615 E. Michigan St.	President,	Since		Fund Services, LLC
Milwaukee, WI 53202	Chief	April 2013		(2004-Present).
Age: 46	Compliance
Officer and
Anti-Money
Laundering
Officer

Brian R. Wiedmeyer	Treasurer	Indefinite Term;	N/A	Vice President, U.S. Bancorp	N/A
615 E. Michigan St.	and	Since		Fund Services, LLC
Milwaukee, WI 53202	Principal	January 2011		(2005-Present).
Age: 40	Financial
Officer

Angela L. Pingel, Esq.	Secretary	Indefinite Term;	N/A	Vice President and Counsel,	N/A
615 E. Michigan St.		Since		U.S. Bancorp Fund Services, LLC
Milwaukee, WI 53202		January 2011		(2011-Present); Vice President
Age: 42				and Securities Counsel,
Marshall & Ilsley Trust
Company N.A. (2007-2010);
Assistant Vice President and
Counsel, U.S. Bancorp Fund
Services, LLC (2004-2007).

Ryan L. Roell	Assistant	Indefinite Term;	N/A	Compliance Officer,	N/A
615 E. Michigan St.	Treasurer	Since		U.S. Bancorp Fund
Milwaukee, WI 53202		September 2012		Services, LLC (2005-Present)
Age: 40

*	Mr. Kern is an “interested person” of the Trust as defined by the 1940 Act by virtue of the fact that he is an interested person of Quasar Distributors, LLC, the Fund’s principal underwriter.

AC ONE CHINA FUND

Additional Information (Unaudited) – Continued
June 30, 2013

AVAILABILITY OF FUND PORTFOLIO INFORMATION

The Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available on the SEC’s website at www.sec.gov.  The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  For information on the Public Reference Room call 1-800-SEC-0330.  In addition, the Fund’s Form N-Q is available without charge upon request by calling 1-888-964-0788.

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-888-964-0788.  Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (1) without charge, upon request, by calling 1-888-964-0788, or (2) on the SEC’s website at www.sec.gov.

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the period ended June 30, 2013, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.  The percentage of dividends declared from ordinary income designated as qualified dividend income was 0% for the Fund.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended June 30, 2013 was 0% for the Fund.

AC ONE CHINA FUND

Privacy Notice (Unaudited)

The Fund collects only relevant information about you that the law allows or requires it to have in order to conduct its business and properly service you.  The Fund collects financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

The Fund does not disclose any non-public personal information about its shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, respond to court orders and legal investigations or as otherwise permitted by law.  Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to the Fund, as well as the Fund’s investment adviser who is an affiliate of the Fund.  If you maintain a retirement/educational custodial account directly with the Fund, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes.  The Fund limits access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their assigned responsibilities to the Fund.  All shareholder records will be disposed of in accordance with applicable law.  The Fund maintains physical, electronic and procedural safeguards to protect your Personal Information and requires its third party service providers with access to such information to treat your Personal Information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, credit union, bank or trust company, the privacy policy of your financial intermediary governs how your non-public personal information is shared with unaffiliated third parties.

(This Page Intentionally Left Blank.)

INVESTMENT ADVISER
AC ONE Asset Management, LLC
444 South Flower Street
Los Angeles, CA 90071

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank, N.A.
1555 North River Center Drive
Milwaukee, WI 53212

ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen Fund Audit Services, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

LEGAL COUNSEL
Bernstein, Shur, Sawyer & Nelson, P.A.
100 Middle Street
Portland, ME 04104

This report should be accompanied or preceded by a prospectus.

The Fund’s Statement of Additional Information contains additional information about the

Fund’s trustees and is available without charge upon request by calling 1-888-964-0788.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any substantive amendments to its code of ethics during the period covered by this period.

The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s code of ethics that applies to the registrant’s principal executive officer and principal financial officer is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Leonard M. Rush is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year.  (The registrant’s inception date was July 27, 2012 and, as such, there is only one fiscal year to present).  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the past fiscal year.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “other services” provided by the principal accountant.  For the fiscal year ended June 30, 2013, the Fund’s principal accountant was Cohen Fund Audit Services. The following table details the aggregate fees billed or expected to be billed for each of the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

FYE 6/30/2013
Audit Fees	$12,500
Audit-Related Fees	$0
Tax Fees	$2,500
All Other Fees	$0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Cohen Fund Audit Services applicable to non-audit services pursuant to waiver of pre-approval requirement was as follows:

FYE 6/30/2013
Audit-Related Fees	0%
Tax Fees	0%
All Other Fees	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the regist rant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 6/30/2013
Registrant	$0
Registrant’s Investment Adviser	$0

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. 1) Filed herewith

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                Managed Portfolio Series

By (Signature and Title)*       /s/James R. Arnold
James R. Arnold, President

Date     September 5, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/James R. Arnold
James R. Arnold, President

Date     September 5, 2013

By (Signature and Title)*       /s/Brian R. Wiedmeyer
Brian R. Wiedmeyer, Treasurer

Date     September 5, 2013

* Print the name and title of each signing officer under his or her signature.